ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 598,381	$ 561,551	$ 899,823
Accrued expenses	47,719	27,534	61,573
Total	$ 646,100	$ 589,085	$ 961,396